Operating Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2018
Operating Lease Obligations [Abstract]
Schedule of Future Minimum Rental Payments

The following is a summary of future minimum rental payments for the next five years required under operating leases that have initial or remaining noncancelable lease terms in excess of one year as of December 31, 2018:

(Dollars in thousands)

Years ending December 31,	Lease Obligation
2019	$111
2020	93
2021	83
2022	26
2023	21
2024 and beyond	95
Total minimum payments required	$429